LEASES (Tables)	12 Months Ended
Jul. 31, 2019
Leases [Abstract]
Schedule of rental expense

Rental expense for leased real property for each of the fiscal years ended July 31, 2019 and July 31, 2018 was exceeded by sublease rental income, as follows:

	2019	2018
Minimum rental expense	$1,985,695	$1,750,859
Contingent rental expense	1,164,632	1,034,762
	3,150,327	2,785,621
Sublease rental income	7,126,437	6,901,958
Excess of sublease income over expense	$3,976,110	$4,116,337

Schedule of future minimum non-cancelable rental commitments

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Fiscal Year	Operating Leases
2020	$1,897,318
2021	1,941,494
2022	2,057,814
2023	2,072,000
2024	2,086,697
After 2024	11,701,293
Total required*	$21,756,616

*	Minimum payments have not been reduced by minimum sublease rentals of $37,501,850 under operating leases due in the future under non-cancelable leases.